Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance beginning	$ 1,028	$ 1,270
Decrease related to current year tax provisions		(242)
Decrease related to current year tax provisions		242
Balance ending	$ 1,028	$ 1,028